Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (223,697)	$ (30,958)	¥ (342,663)
Interest received	8,231	1,139	206
Net cash used in operating activities	(215,466)	(29,800)	(342,457)
Cash flows from investing activities
Purchase of property, plant and equipment	(1,980)	(274)	(11,283)
Purchase of financial assets at fair value through profit or loss			(41,000)
Purchase of financial assets at fair value through other comprehensive income	(214,596)	(29,699)	(481,029)
Proceeds from disposal of financial assets at fair value through profit or loss			41,981
Proceeds from maturities of financial assets at fair value through comprehensive income	453,967	62,826
Net cash (used in) / generated from investing activities	237,391	32,853	(491,331)
Cash flows from financing activities
Proceeds from exercise of options			758
Proceeds from issuance of ordinary shares	153	21
Payment for lease liabilities	(1,056)	(146)	(530)
Net cash generated from / (used in) financing activities	(903)	(125)	228
Net (decrease) / increase in cash and cash equivalents	21,022	2,909	(833,560)
Cash and cash equivalents at the beginning of the six months ended	550,274	76,154	1,706,880
Effects of exchange rate changes on cash and cash equivalents	18,393	2,546	75,445
Cash and cash equivalents at end of the six months ended	¥ 589,689	$ 81,609	¥ 948,765